Basis of Presentation (Policies)	3 Months Ended
Jun. 30, 2025
Basis of Preparation [Abstract]
Derivatives [Policy Text Block]

Derivatives

The Company occasionally enters into derivative financial instruments as part of its equipment purchase contracts.  In addition, the Company evaluates its financing and service arrangements to determine whether certain arrangements contain features that qualify as embedded derivatives requiring bifurcation in accordance with Accounting Standard Codification (“ASC”) 815 - Derivatives and Hedging. Embedded derivatives that are required to be bifurcated from the host instrument or arrangement are accounted for and valued as separate financial instruments

Derivatives are initially recorded at fair value with subsequent changes in fair value recognized as gains or losses in the consolidated statements of comprehensive income (loss). The Company classifies derivative assets or liabilities in the consolidated statements of financial position as current or non-current based on whether settlement of the instrument could be required within 12 months of the reporting date.

Recently Issued Accounting Pronouncements [Policy Text Block]

(iv) Recently Issued Accounting Pronouncements

The Company continually assesses new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of such change to its financial statements and ensures that there are proper controls in place to ascertain that the Company’s financial statements properly reflect the change.

(a) In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024; early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its disclosures for the year ending March 31, 2026.

(b) In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires, in the notes to the annual and interim financial statements, disaggregated information about certain income statement expense line items. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its disclosures.